Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 01, 2024
Document Creation Date	dei_DocumentCreationDate	Nov. 25, 2024